INVESTMENT IN ASSOCIATE	6 Months Ended
Sep. 30, 2022
Investment In Associate
INVESTMENT IN ASSOCIATE

NOTE 6. INVESTMENT IN ASSOCIATE

Details of the Company’s associate as of September 30, 2022 and March 31, 2022 are as follows:

Name	Principal Activity	Place of Incorporation and Principal Place of Business	Voting Rights Held as of September 30, 2022	Voting Rights Held as of March 31, 2022
Associate: Stimunity S.A.	Biotechnology	Paris, France	44.0%	44.0%

The following table is a roll-forward of the Company’s investment in Stimunity S.A. (“Stimunity”) as of and for the six months ended September 30, 2022 and 2021:

	As of and for the Six Months Ended September 30,
(In thousands)	2022	2021

Balance, beginning of period	$1,673	$1,735
Share of (loss)	(116)	(102)
Balance, end of period	$1,557	$1,633

On June 1, 2020, the Company made an additional investment of €0.9 million ($1.0 million) by executing its subscription for 2,479 Class A shares upon the achievement of certain milestones, as provided in the Shareholders’ Agreement, increasing its equity share in Stimunity to 44%.

On July 13, 2022, the Company entered into a commitment with Stimunity to provide €600,000 under a Convertible Note with a maturity date of September 1, 2023 (the “Maturity Date”). The Convertible Note provides for simple interest at 7% per annum. The Convertible Note is automatically converted into Series A shares upon Stimunity commencing a Series A subscription round for €20 million. If such Subscription round is completed prior to the Maturity Date, the Company will be entitled to convert the Convertible Note into Series A shares at the subscription share price less 15%. Additionally, if subscribers create a new category of shares with additional rights of less than €5 million (the “Minimum Raise”), the Company will have the right to convert the Convertible Note and the historical Series A shares owned into the new category of shares. In the event that Stimunity does not close a subscription prior to the Maturity Date or raises less than the Minimum Raise, the Company will have the right to convert into Series A shares at €363.00 per share or the raise price less 15%, whichever is lower. The Convertible Note was funded on September 12, 2022. See Note 17, “Commitments and Contingent Liabilities – Stimunity Convertible Note” for a further discussion.

The Company accounts for its investment in Stimunity under the equity method and, accordingly, records its share of Stimunity’s earnings or loss based on its ownership percentage. The Company recorded equity in loss in Stimunity of $56,000 and $58,000 for the three months ended September 30, 2022 and 2021, respectively, and $116,000 and $102,000 for the six months ended September 30, 2022 and 2021, respectively

Under the Shareholders’ Agreement, Portage has (i) a preferential subscription right to maintain its equity interest in Stimunity in the event of a capital increase from the issuance of new securities by Stimunity, except for issuances of new securities for stock options under a merger plan or for an acquisition, and (ii) the right to vote against any (a) issuances of additional securities that would call for the Company to waive its preferential subscription right, or (b) any dilutive issuance.